Repossessed Assets Acquired In Settlement Of Loans (Tables)	12 Months Ended
Dec. 31, 2015
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in OREO for the years ended December 31, 2015, 2014 and 2013 are summarized below.

	2015	2014	2013
Balance, Beginning Of Period	$3,229,710	$3,947,226	$6,754,425
Additions	4,362,635	1,638,135	3,861,182
Sales	(2,918,587)	(1,850,651)	(5,274,003)
Write Downs	(312,347)	(505,000)	(1,394,378)
Balance, End Of Period	$4,361,411	$3,229,710	$3,947,226